Invested Assets and Investment Income	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Invested Assets and Investment Income	Invested Assets and Investment IncomeCarrying values and fair values of invested assets

As at December 31, 2024	FVTPL(1)	FVOCI(2)	Other(3)	Total carrying value	Total fair value(4)
Cash and short-term securities(5)	$25	$19,909	$5,855	$25,789	$25,789
Debt securities(6)
Canadian government and agency	1,056	18,671	-	19,727	19,727
U.S. government and agency	58	27,628	968	28,654	28,366
Other government and agency	68	35,402	-	35,470	35,470
Corporate	2,761	121,674	527	124,962	124,762
Mortgage / asset-backed securities	17	1,791	-	1,808	1,808
Public equities (FVTPL mandatory)	33,725	-	-	33,725	33,725
Mortgages	1,239	28,792	24,416	54,447	54,812
Private placements	866	48,802	-	49,668	49,668
Loans to Bank clients	-	-	2,310	2,310	2,285
Real estate
Own use property(7),(8)	-	-	2,674	2,674	2,798
Investment property	-	-	10,589	10,589	10,589
Other invested assets
Alternative long-duration assets(9)	34,334	389	13,140	47,863	48,875
Various other(10)	140	-	4,671	4,811	4,811
Total invested assets	$74,289	$303,058	$65,150	$442,497	$443,485

As at December 31, 2023	FVTPL(1)	FVOCI(2)	Other(3)	Total carrying value	Total fair value(4)
Cash and short-term securities(5)	$1	$13,993	$6,344	$20,338	$20,338
Debt securities(6)
Canadian government and agency	1,219	19,769	-	20,988	20,988
U.S. government and agency	1,303	26,287	888	28,478	28,251
Other government and agency	90	30,576	-	30,666	30,666
Corporate	2,372	127,190	484	130,046	129,899
Mortgage / asset-backed securities	16	1,955	-	1,971	1,971
Public equities (FVTPL mandatory)	25,531	-	-	25,531	25,531
Mortgages	1,055	28,473	22,893	52,421	52,310
Private placements	654	44,952	-	45,606	45,606
Loans to Bank clients	-	-	2,436	2,436	2,411
Real estate
Own use property(7),(8)	-	-	2,591	2,591	2,716
Investment property	-	-	10,458	10,458	10,458
Other invested assets
Alternative long-duration assets(9)	29,671	360	11,403	41,434	42,313
Various other(10)	126	-	4,120	4,246	4,246
Total invested assets	$62,038	$293,555	$61,617	$417,210	$417,704
(1)FVTPL classification was elected for debt instruments backing certain insurance contract liabilities to substantially reduce any accounting mismatch arising from changes in the fair value of these assets, or changes in the carrying value of the related insurance contract liabilities.
(2)FVOCI classification for debt instruments backing certain insurance contract liabilities inherently reduces any accounting mismatch arising from changes in the fair value of these assets, or changes in the carrying value of the related insurance contract liabilities.
(3)Other includes mortgages and loans to Bank clients held at amortized cost, own use properties held at fair value or cost, investment properties held at fair value, and equity method accounted investments (including leveraged leases). Also includes debt securities, which qualify as having SPPI, are held to collect contractual cash flows and are carried at amortized cost.
(4)Invested assets above include debt securities, mortgages, private placements and approximately $389 (2023 – $360) of other invested assets, which primarily qualify as having SPPI qualifying cash flows. Invested assets which do not have SPPI qualifying cash flows as at December 31, 2024 include debt securities, private placements and other invested assets with fair values of $nil, $132 and $547, respectively (2023 – $nil, $115 and $539, respectively). The change in the fair value of these non-SPPI invested assets for the year ended December 31, 2024 was an increase of $25 (2023 – an increase of $49). The methodologies used in determining fair values of invested assets are described in note 1 (c) and note 3 (g).
(5)Includes short-term securities with maturities of less than one year at acquisition amounting to $10,121 (2023 – $6,162), cash equivalents with maturities of less than 90 days at acquisition amounting to $9,813 (2023 – $7,832) and cash of $5,855 (2023 – $6,344).
(6)Debt securities include securities which were acquired with remaining maturities of less than one year and less than 90 days of $1,266 and $145, respectively
(2023 – $1,294 and $1,413, respectively).
(7)Includes accumulated depreciation of $65 (2023 – $57).
(8)Own use property of $2,500 as at December 31, 2024 (December 31, 2023 – $2,430), are underlying items for insurance contracts with direct participating features and are measured at fair value as if they were investment properties, as permitted by IAS 16. Own use property of $174 (December 31, 2023 – $161) is carried at cost less accumulated depreciation and any accumulated impairment losses.
(9)ALDA include investments in private equity of $18,343, infrastructure of $17,804, timber and agriculture of $5,917, energy of $1,916 and various other ALDA of
$3,883 (2023 – $15,445, $14,950, $5,719, $1,859 and $3,461, respectively).
(10)Includes $4,300 (2023 – $3,790) of leveraged leases. Refer to note 1 (e).
Investment income

For the year ended December 31, 2024	FVTPL	FVOCI	Other(1)	Total
Cash and short-term securities
Interest income	$1	$978	$-	$979
Gains (losses)(2)	-	72	-	72
Debt securities
Interest income	156	7,914	29	8,099
Gains (losses)(2)	(44)	(1,621)	-	(1,665)
Impairment (loss) / recovery, net	-	92	-	92
Public equities
Dividend income	814	-	-	814
Gains (losses)(2)	4,324	-	-	4,324
Mortgages
Interest income	47	1,203	1,154	2,404
Gains (losses)(2)	32	(165)	5	(128)
Impairment (loss) / recovery, net	-	104	1	105
Private placements
Interest income	36	2,473	-	2,509
Gains (losses)(2)	25	284	-	309
Impairment (loss) / recovery, net	-	(47)	-	(47)
Loans to Bank clients
Interest income	-	-	176	176
Impairment (loss) / recovery, net	-	-	(3)	(3)
Real estate
Rental income, net of depreciation(3)	-	-	460	460
Gains (losses)(2)	-	-	(596)	(596)
Impairment (loss) / recovery, net	-	-	-	-
Derivatives
Interest income, net	(438)	-	-	(438)
Gains (losses)(2)	(675)	-	-	(675)
Other invested assets
Interest income	20	12	-	32
Timber, agriculture and other income	1,675	-	770	2,445
Gains (losses)(2)	1,098	8	123	1,229
Impairment (loss) / recovery, net	-	(8)	(30)	(38)
Total investment income (loss)	$7,071	$11,299	$2,089	$20,459
Investment income
Interest income	$(178)	$12,580	$1,359	$13,761
Dividends, rental income and other income	2,489	-	1,230	3,719
Impairment (loss) / recovery, net	-	141	(32)	109
Other	354	309	(3)	660
	2,665	13,030	2,554	18,249
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities
Debt securities	(45)	(1,812)	-	(1,857)
Public equities	4,178	-	-	4,178
Mortgages	32	(188)	5	(151)
Private placements	25	210	-	235
Real estate	-	-	(592)	(592)
Other invested assets	1,075	59	122	1,256
Derivatives	(859)	-	-	(859)
	4,406	(1,731)	(465)	2,210
Total investment income (loss)	$7,071	$11,299	$2,089	$20,459
Investment expenses				(1,348)
Net investment income (loss)				$19,111
(1)Includes investment income on debt securities, mortgages and loans carried at amortized cost, own use real estate properties, investment real estate properties, equity method accounted investments, energy investments and leveraged leases.
(2)Includes net realized and unrealized gains (losses) for financial instruments at FVTPL, investment real estate properties, and other invested assets measured at fair value. Also includes net realized gains (losses) for financial instruments at FVOCI and other invested assets carried at amortized cost.
(3)Rental income from investment real estate properties is net of direct operating expenses.

For the year ended December 31, 2023	FVTPL	FVOCI	Other(1)	Total
Cash and short-term securities
Interest income	$-	$837	$-	$837
Gains (losses)(2)	-	10	-	10
Debt securities
Interest income	212	7,437	28	7,677
Gains (losses)(2)	152	262	-	414
Impairment (loss) / recovery, net	-	(4)	-	(4)
Public equities
Dividend income	625	-	-	625
Gains (losses)(2)	2,255	-	-	2,255
Mortgages
Interest income	-	2,290	-	2,290
Gains (losses)(2)	99	-	-	99
Impairment (loss) / recovery, net	-	-	(150)	(150)
Private placements
Interest income	-	2,318	-	2,318
Gains (losses)(2)	20	355	-	375
Impairment (loss) / recovery, net	-	(72)	-	(72)
Loans to Bank clients
Interest income	-	-	201	201
Impairment (loss) / recovery, net	-	-	(3)	(3)
Real estate
Rental income, net of depreciation(3)	-	-	496	496
Gains (losses)(2)	-	-	(1,286)	(1,286)
Impairment (loss) / recovery, net	-	-	-	-
Derivatives
Interest income, net	(561)	-	-	(561)
Gains (losses)(2)	1,147	-	-	1,147
Other invested assets
Interest income	17	23	-	40
Timber, agriculture and other income	2,197	-	-	2,197
Gains (losses)(2)	487	-	1	488
Impairment (loss) / recovery, net	(74)	-	(1)	(75)
Total investment income (loss)	$6,576	$13,456	$(714)	$19,318
Investment income
Interest income	$(332)	$12,905	$229	$12,802
Dividends, rental income and other income	2,822	-	496	3,318
Impairment (loss) / recovery, net	(74)	(76)	(154)	(304)
Other	372	(12)	4	364
	2,788	12,817	575	16,180
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities
Debt securities	153	277	-	430
Public equities	2,157	-	-	2,157
Mortgages	99	-	-	99
Private placements	20	355	-	375
Real estate	-	-	(1,289)	(1,289)
Other invested assets	484	7	-	491
Derivatives	875	-	-	875
	3,788	639	(1,289)	3,138
Total investment income (loss)	$6,576	$13,456	$(714)	$19,318
Investment expenses				(1,297)
Net investment income (loss)				$18,021
Note: For footnotes (1) to (3), refer to the “Investment income” table for the year ended December 31, 2024 above.
Equity method accounted invested assets
Other invested assets include investments in associates and joint ventures which are accounted for using the equity method of accounting as presented in the following table.

	2024		2023
As at December 31,	Carrying value	% of total	Carrying value	% of total
Leveraged leases	$4,300	34%	$3,790	35%
Infrastructure	4,848	38%	3,942	37%
Timber and agriculture	837	7%	854	8%
Real estate	2,098	16%	1,704	16%
Other	673	5%	443	4%
Total	$12,756	100%	$10,733	100%
The Company recorded income of $398 (2023 – $399) for these equity method accounted invested assets for the year ended
December 31, 2024.
Investment expenses
The following table presents total investment expenses.

For the years ended December 31,	2024	2023
Related to invested assets	$731	$720
Related to segregated, mutual and other funds	617	577
Total investment expenses	$1,348	$1,297
Investment properties rental income
The following table presents the rental income and direct operating expenses of investment properties.

For the years ended December 31,	2024	2023
Rental income from investment properties	$859	$840
Direct operating expenses of rental investment properties	(483)	(473)
Total	$376	$367
Mortgage securitization
The Company securitizes certain insured and uninsured fixed and variable rate residential mortgages and Home Equity Lines of
Credit (“HELOC”) mortgages through creation of mortgage-backed securities under the Canadian Mortgage Bond Program
(“CMB”), and the HELOC securitization program.
Benefits received from these securitizations include interest spread between the securitized assets and related secured borrowing liabilities. There is no credit exposure from securitized mortgages under the Canada Mortgage and Housing
Corporation (“CMHC”) sponsored CMB securitization program as they are insured by CMHC and other third-party insurance programs against borrowers’ default. Mortgages securitized in the Platinum Canadian Mortgage Trust II (“PCMT II”) program are uninsured.
Cash flows received from the underlying securitized mortgages are used to settle the related secured borrowing liabilities. For
CMB transactions, receipts of mortgage principal are deposited into a trust account for settlement of the related liabilities at time of maturity. These securitized assets and their related cash flows cannot be further transferred or used for other purposes by the
Company. For HELOC transactions, investors are entitled to periodic interest payments, and the remaining cash receipts of mortgage principal are allocated to the Company (the “Seller”) during the revolving periods of the transactions and are accumulated for settlement during accumulation periods or repaid to the investors monthly during reduction periods, based on the terms of the notes.
Securitized assets and secured borrowing liabilities

As at December 31, 2024	Securitized assets
Securitization program	Securitized mortgages	Restricted cash and short-term securities	Total	Secured borrowing liabilities(1)	Net
HELOC securitization(2)	$3,141	$22	$3,163	$3,000	$163
CMB securitization(3)	3,274	-	3,274	3,217	57
Total	$6,415	$22	$6,437	$6,217	$220

As at December 31, 2023	Securitized assets
Securitization program	Securitized mortgages	Restricted cash and short-term securities	Total	Secured borrowing liabilities(1)	Net
HELOC securitization(2)	$2,880	$32	$2,912	$2,750	$162
CMB securitization(3)	2,900	-	2,900	2,806	94
Total	$5,780	$32	$5,812	$5,556	$256
(1)The PCMT II notes payable have floating rates of interest and are secured by the PCMT II assets. Under the terms of the agreements, principal of $nil is expected to be repaid within one year, $1,036 within 1-3 years, $1,964 within 3-5 years and $nil beyond 5 years (2023 – $27, $1,973, $750 and $nil, respectively). There is no specific maturity date for the contractual agreements. Under the terms of the notes, additional collateral must be provided to the series as added credit protection and the Series Purchase Agreements govern the amount of over-collateralization for each of the term notes outstanding.
(2)Manulife Bank securitizes a portion of its HELOC receivables through PCMT II. PCMT II funds the purchase of the co-ownership interests from Manulife Bank by issuing term notes collateralized by an underlying pool of uninsured HELOCs to institutional investors. The restricted cash balance for the HELOC securitization reflects a cash reserve fund established in relation to the transactions. The reserve will be drawn upon only in the event of insufficient cash flows from the underlying HELOCs to satisfy the secured borrowing liabilities.
(3)Manulife Bank also securitizes insured amortizing mortgages under the National Housing Act Mortgage-Backed Securities (“NHA MBS”) program sponsored by
CMHC. Manulife Bank participates in CMB programs by selling NHA MBS securities to Canada Housing Trust (“CHT”), as a source of fixed-rate funding.
As at December 31, 2024, the fair values of securitized assets and related liabilities were $6,521 and $6,182, respectively (2023
– $5,782 and $5,456, respectively).
Fair value measurement
The following tables present fair values and the fair value hierarchy of invested assets and segregated funds net assets measured at fair value in the Consolidated Statements of Financial Position.

As at December 31, 2024	Total fair value	Level 1	Level 2	Level 3
Cash and short-term securities
FVOCI	$19,909	$-	$19,909	$-
FVTPL	25	-	25	-
Other	5,855	5,855	-	-
Debt securities
FVOCI
Canadian government and agency	18,671	-	18,671	-
U.S. government and agency	27,628	-	27,628	-
Other government and agency	35,402	-	35,392	10
Corporate	121,674	-	121,630	44
Residential mortgage-backed securities	5	-	5	-
Commercial mortgage-backed securities	270	-	270	-
Other asset-backed securities	1,516	-	1,516	-
FVTPL
Canadian government and agency	1,056	-	1,056	-
U.S. government and agency	58	-	58	-
Other government and agency	68	-	68	-
Corporate	2,761	-	2,761	-
Commercial mortgage-backed securities	2	-	2	-
Other asset-backed securities	15	-	15	-
Private placements(1)
FVOCI	48,802	-	40,038	8,764
FVTPL	866	-	730	136
Mortgages
FVOCI	28,792	-	-	28,792
FVTPL	1,239	-	-	1,239
Public equities
FVTPL	33,725	33,650	75	-
Real estate(2)
Investment property	10,589	-	-	10,589
Own use property	2,500	-	-	2,500
Other invested assets(3)	38,543	77	-	38,466
Segregated funds net assets(4)	435,988	399,043	33,611	3,334
Total	$835,959	$438,625	$303,460	$93,874
(1)Fair value of private placements is determined through an internal valuation methodology using both observable and non-market observable inputs. Non-market observable inputs include credit assumptions and liquidity spread adjustments. Private placements are classified within Level 2 unless the liquidity spread adjustment constitutes a significant price impact, in which case they are classified as Level 3.
(2)For real estate properties, the significant non-market observable inputs are capitalization rates ranging from 3.10% to 9.50% during the year ended December 31,
2024 (2023 – ranging from 2.72% to 10.75%), terminal capitalization rates ranging from 3.10% to 10.00% during the year ended December 31, 2024 (2023 –
ranging from 3.00% to 10.00%) and discount rates ranging from 3.60% to 13.75% during the year ended December 31, 2024 (2023 – ranging from 3.20% to
14.00%). Holding other factors constant, a lower capitalization or terminal capitalization rate will tend to increase the fair value of an investment property. Changes in fair value based on variations in non-market observable inputs generally cannot be extrapolated because the relationship between the directional changes of each input is not usually linear.
(3)Other invested assets measured at fair value are held in infrastructure and timberland sectors and include fund investments of $31,435 (2023 – $27,532) recorded at net asset value. The significant inputs used in the valuation of the Company’s infrastructure investments are primarily future distributable cash flows, terminal values and discount rates. Holding other factors constant, an increase to future distributable cash flows or terminal values would tend to increase the fair value of an infrastructure investment, while an increase in the discount rate would have the opposite effect. Discount rates during the year ended December 31, 2024 ranged from 7.42% to 20.00% (2023 – ranged from 7.35% to 15.60%). Disclosure of distributable cash flow and terminal value ranges are not meaningful given the disparity in estimates by project. The significant inputs used in the valuation of the Company’s investments in timberland properties are timber prices and discount rates. Holding other factors constant, an increase to timber prices would tend to increase the fair value of a timberland investment, while an increase in the discount rates would have the opposite effect. Discount rates during the year ended December 31, 2024 ranged from 3.25% to 6.25% (2023 – ranged from
4.00% to 7.00%). A range of prices for timber is not meaningful as the market price depends on factors such as property location and proximity to markets and export yards.
(4)Segregated funds net assets are measured at fair value. The Company’s Level 3 segregated funds underlying assets are predominantly investment properties and timberland properties valued as described above.

As at December 31, 2023	Total fair value	Level 1	Level 2	Level 3
Cash and short-term securities
FVOCI	$13,993	$-	$13,993	$-
FVTPL	1	-	1	-
Other	6,343	6,343	-	-
Debt securities
FVOCI
Canadian government and agency	19,769	-	19,769	-
U.S. government and agency	26,287	-	26,287	-
Other government and agency	30,576	-	30,566	10
Corporate	127,190	-	126,959	231
Residential mortgage-backed securities	6	-	6	-
Commercial mortgage-backed securities	370	-	370	-
Other asset-backed securities	1,579	-	1,558	21
FVTPL
Canadian government and agency	1,219	-	1,219	-
U.S. government and agency	1,303	-	1,303	-
Other government and agency	90	-	90	-
Corporate	2,372	-	2,372	-
Commercial mortgage-backed securities	1	-	1	-
Other asset-backed securities	15	-	15	-
Private placements(1)
FVOCI	44,952	-	37,270	7,682
FVTPL	654	-	575	79
Mortgages
FVOCI	28,473	-	-	28,473
FVTPL	1,055	-	-	1,055
Public equities
FVTPL	25,531	25,423	67	41
Real estate(2)
Investment property	10,458	-	-	10,458
Own use property	2,430	-	-	2,430
Other invested assets(3)	33,653	68	-	33,585
Segregated funds net assets(4)	377,544	343,061	30,991	3,492
Total	$755,864	$374,895	$293,412	$87,557
Note: For footnotes (1) to (4), refer to the “Fair value measurement” table as at December 31, 2024 above.
The following tables present fair value of invested assets not measured at fair value by the fair value hierarchy.

As at December 31, 2024	Carrying value	Total fair value	Level 1	Level 2	Level 3
Mortgages(1)	$24,416	$24,781	$-	$-	$24,781
Loans to Bank clients(2)	2,310	2,285	-	2,285	-
Real estate - own use property(3)	174	298	-	-	298
Public bonds held at amortized cost	1,495	1,007	-	1,007	-
Other invested assets(4)	14,131	15,143	542	-	14,601
Total invested assets disclosed at fair value	$42,526	$43,514	$542	$3,292	$39,680

As at December 31, 2023	Carrying value	Total fair value	Level 1	Level 2	Level 3
Short-term securities	$1	$1	$-	$1	$-
Mortgages(1)	22,893	22,782	-	-	22,782
Loans to Bank clients(2)	2,436	2,411	-	2,411	-
Real estate - own use property(3)	161	286	-	-	286
Public bonds held at amortized cost	1,372	998	-	998	-
Other invested assets(4)	12,027	12,906	240	-	12,666
Total invested assets disclosed at fair value	$38,890	$39,384	$240	$3,410	$35,734
(1)Fair value of commercial mortgages is determined through an internal valuation methodology using both observable and non-market observable inputs. Non-
market observable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.
(2)Fair value of fixed-rate loans to Bank clients is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of current interest rates. Fair value of variable-rate loans is assumed to be their carrying value.
(3)Fair value of own use real estate and the fair value hierarchy are determined in accordance with the methodologies described for real estate – investment property in note 1 (e).
(4)The carrying value of other invested assets includes leveraged leases of $4,300 (2023 – $3,790), other equity method accounted investments and other invested assets of $9,831 (2023 – $8,237). Fair value of leveraged leases is disclosed at its carrying value as fair value is not routinely calculated on these investments.
Fair value of equity method accounted investments and other invested assets is determined using a variety of valuation techniques including discounted cash flows and market comparable approaches. Inputs vary based on the specific investment.
Transfers between Level 1 and Level 2
The Company records transfers of assets and liabilities between Level 1 and Level 2 at their fair values as at the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to
Level 1 when transaction volume and frequency are indicative of an active market. During the year ended December 31, 2024, the Company had $nil transfers between Level 1 and Level 2 (2023 – $nil).
For segregated funds net assets, during the year ended December 31, 2024, the Company had $nil transfers from Level 1 to
Level 2 (2023 – $nil). During the year ended December 31, 2024, the Company had $nil transfers from Level 2 to Level 1 (2023
– $nil).
Invested assets and segregated funds net assets measured at fair value using significant non-market observable inputs
(Level 3)
The Company classifies fair values of invested assets and segregated funds net assets as Level 3 if there are no observable market inputs for these assets, or in the presence of active markets significant non-market observable inputs are used to determine fair value. The Company prioritizes the use of market-based inputs over non-market observable inputs in determining
Level 3 fair values. The gains and losses in the table below include the changes in fair value due to both observable and non-
market observable factors.
The following tables present the movement in invested assets, net derivatives and segregated funds net assets measured at fair value using significant non-market observable inputs (Level 3) for the year ended December 31, 2024 and 2023.

For the year ended December 31, 2024	Balance, January 1, 2024	Total gains (losses) included in net income(1)	Total gains (losses) included in OCI(2)	Purchases	Sales	Settlements	Transfer in(3)	Transfer out(3)	Currency movement	Balance, December 31, 2024	Change in unrealized gains (losses) on assets still held
Debt securities
FVOCI
Other government & agency	$10	$-	$-	$-	$-	$(5)	$4	$-	$1	$10	$-
Corporate	231	-	(33)	-	-	(7)	-	(151)	4	44	-
Other securitized assets	21	-	33	-	-	(22)	-	(33)	1	-	-
Public equities
FVTPL	41	(3)	-	-	(1)	-	-	(36)	(1)	-	(3)
Private placements
FVOCI	7,682	(47)	50	3,039	(1,115)	(1,040)	254	(624)	565	8,764	-
FVTPL	79	1	-	49	-	(13)	29	(14)	5	136	1
Mortgages
FVOCI	28,473	(73)	109	2,243	(2,834)	(763)	-	-	1,637	28,792	-
FVTPL	1,055	32	-	339	(152)	(38)	-	-	3	1,239	-
Investment property	10,458	(504)	-	222	(66)	-	-	-	479	10,589	(514)
Own use property	2,430	(82)	-	19	-	-	-	-	133	2,500	(82)
Other invested assets	33,585	1,502	14	4,308	(2,007)	(1,187)	-	-	2,251	38,466	1,251
Total invested assets	84,065	826	173	10,219	(6,175)	(3,075)	287	(858)	5,078	90,540	653
Derivatives, net	(2,166)	(2,248)	-	-	-	(166)	-	1,509	(164)	(3,235)	(2,065)
Segregated funds net assets	3,492	119	(67)	148	(527)	17	-	-	152	3,334	(76)
Total	$85,391	$(1,303)	$106	$10,367	$(6,702)	$(3,224)	$287	$651	$5,066	$90,639	$(1,488)
(1)These amounts are included in net investment income on the Consolidated Statements of Income except for the amount related to segregated funds net assets, where the amount is recorded in Investment income related to segregated funds net assets. Refer to notes 1 (h) and 22.
(2)These amounts are included in OCI on the Consolidated Statements of Comprehensive Income.
(3)The Company uses fair value of the assets at the beginning of the year for assets transferred into and out of Level 3 except for derivatives, where the Company uses fair value at the end of the year and at the beginning of the year, respectively.

For the year ended December 31, 2023	Balance, January 1, 2023	Total gains (losses) included in net income(1)	Total gains (losses) included in OCI(2)	Purchases	Sales	Settlements	Transfer in(3)	Transfer out(3),(4)	Currency movement	Balance, December 31, 2023	Change in unrealized gains (losses) on assets still held
Debt securities
FVOCI
Other government & agency	$9	$-	$-	$2	$-	$-	$-	$-	$(1)	$10	$-
Corporate	32	-	3	178	-	(7)	25	-	-	231	-
Other securitized assets	26	-	1	-	-	(5)	-	-	(1)	21	-
Public equities
FVTPL	71	-	-	37	-	-	-	(67)	-	41	-
Private placements
FVOCI	7,828	(4)	258	1,942	(497)	(1,172)	2,546	(2,907)	(312)	7,682	-
FVTPL	31	44	-	17	-	(1)	34	(47)	1	79	44
Mortgages
FVOCI	28,621	65	830	1,984	(1,626)	(856)	-	-	(545)	28,473	-
FVTPL	1,138	37	-	160	(239)	(39)	-	-	(2)	1,055	-
Investment property	11,417	(1,054)	-	416	(122)	-	-	-	(199)	10,458	(1,055)
Own use property	2,682	(234)	-	20	-	-	-	-	(38)	2,430	(234)
Other invested assets	31,069	423	7	4,760	(522)	(1,219)	-	(68)	(865)	33,585	647
Total invested assets	82,924	(723)	1,099	9,516	(3,006)	(3,299)	2,605	(3,089)	(1,962)	84,065	(598)
Derivatives, net	(3,188)	(144)	-	-	-	960	-	165	41	(2,166)	17
Segregated funds net assets	3,985	(97)	-	110	(466)	24	-	(15)	(49)	3,492	32
Total	$83,721	$(964)	$1,099	$9,626	$(3,472)	$(2,315)	$2,605	$(2,939)	$(1,970)	$85,391	$(549)
(1)These amounts are included in net investment income on the Consolidated Statements of Income except for the amount related to segregated funds net assets, where the amount is recorded in Investment income related to segregated funds net assets. Refer to notes 1 (h) and 22.
(2)These amounts are included in OCI on the Consolidated Statements of Comprehensive Income.
(3)The Company uses fair value of the assets at the beginning of the year for assets transferred into and out of Level 3 except for derivatives, where the Company uses fair value at the end of the year and at the beginning of the year, respectively.
(4)Private placement bonds of $1,771 with maturity dates beyond 30 years were reclassified from Level 3 to Level 2 in 2023 to align with the fair value leveling treatment of public bonds.
Transfers into Level 3 primarily result where a lack of observable market data (versus the previous period) arises. Transfers from
Level 3 primarily result from observable market data becoming available for derivatives, or for the entire term structure of the private placements.
Remaining term to maturity
The following tables present remaining term to maturity for invested assets.

	Remaining term to maturity(1)
As at December 31, 2024	Less than 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	With no specific maturity	Total
Cash and short-term securities	$25,789	$-	$-	$-	$-	$-	$25,789
Debt securities
Canadian government and agency	543	2,282	678	3,339	12,885	-	19,727
U.S. government and agency	644	640	1,473	4,699	21,198	-	28,654
Other government and agency	372	1,208	1,056	3,566	29,268	-	35,470
Corporate	7,810	15,763	15,817	33,818	51,754	-	124,962
Mortgage / asset-backed securities	60	260	213	450	825	-	1,808
Public equities	-	-	-	-	-	33,725	33,725
Mortgages	4,741	11,944	10,478	7,617	9,876	9,791	54,447
Private placements	1,534	5,093	4,986	10,463	27,500	92	49,668
Loans to Bank clients	47	13	3	-	-	2,247	2,310
Real estate
Own use property	-	-	-	-	-	2,674	2,674
Investment property	-	-	-	-	-	10,589	10,589
Other invested assets
Alternative long-duration assets	67	-	85	276	524	46,911	47,863
Various other	-	20	-	3,623	657	511	4,811
Total invested assets	$41,607	$37,223	$34,789	$67,851	$154,487	$106,540	$442,497

	Remaining term to maturity(1)
As at December 31, 2023	Less than 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	With no specific maturity	Total
Cash and short-term securities	$20,338	$-	$-	$-	$-	$-	$20,338
Debt securities
Canadian government and agency	657	1,435	1,580	3,656	13,660	-	20,988
U.S. government and agency	297	725	744	4,504	22,208	-	28,478
Other government and agency	412	1,052	1,892	3,864	23,446	-	30,666
Corporate	8,475	15,512	18,548	33,361	54,100	50	130,046
Mortgage / asset-backed securities	106	153	279	556	877	-	1,971
Public equities	-	-	-	-	-	25,531	25,531
Mortgages	3,363	12,076	10,181	7,690	9,644	9,467	52,421
Private placements	1,418	3,486	4,704	9,137	26,790	71	45,606
Loans to Bank clients	39	23	1	-	-	2,373	2,436
Real estate
Own use property	-	-	-	-	-	2,591	2,591
Investment property	-	-	-	-	-	10,458	10,458
Other invested assets
Alternative long-duration assets	-	67	22	82	732	40,531	41,434
Various other	-	-	19	1,528	2,242	457	4,246
Total invested assets	$35,105	$34,529	$37,970	$64,378	$153,699	$91,529	$417,210
(1)Represents contractual maturities. Actual maturities may differ due to prepayment privileges in the applicable contract.